Share-based Compensation - Summary of Allocated Share-based Compensation Expense (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 9,845,204	¥ 64,055,851	¥ 22,133,620	¥ 55,607,170
Sales and Marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	290,594	1,890,690	690,486	23,690,916
General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	6,585,760	42,848,932	18,986,103	11,424,573
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 2,968,850	¥ 19,316,229	¥ 2,457,031	¥ 20,491,681